Equity (Tables)	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Warrants Activity	A summary of warrants activity for the years ended June 30, 2023, 2022 and 2021 was as follows:
	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of June 30, 2020	239,675	3.67 years
Exercise of direct offering warrants	(179,942)		May 23, 2024
Granted in April Registered Direct Offering	6,950,000	5.5 years	October 29, 2025
Granted in April Private Placement	11,392,464	5.5 years	October 19, 2025
Balance of warrants outstanding as of June 30, 2021	18,402,197	5.31 years
Granted in July Registered Direct Offering	15,000,000	5 years	July 15, 2026
Granted in September Private Placement	4,717,333	5.5 years	March 15, 2027
Granted in October Private Placement	5,271,551	5.5 years	April 13, 2027
Granted in November Private Placement	9,246,837	5.5 years	May 4, 2028
Exercise of warrants issued in July Registration Direct Offering	(4,450,000)		July 15, 2026
Repurchase of warrants issued in April Registered Direct Offering	(5,549,000)		October 29, 2026
Repurchase of warrants issued in July Registered Direct Offering	(10,549,000)		July 15, 2026
	32,089,918	4.88 years

Schedule of Key Assumption Used in Estimates	The valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. The key assumption used in estimates are as follows:
	April 20, 2021	September 16, 2021	October 14, 2021	November 5, 2021
Terms of warrants	5.5 years	5.5 years	5.5 years	5.5 years
Exercise price	4.65	0.89	0.88	1.05
Risk free rate of interest	0.46%	0.84%	1.05%	1.04%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	57.02%	56.38%	56.37%	56.42%
	April 30, 2021	July 16, 2021
Terms of warrants	5.5 years	5.5 years
Exercise price	3.60	1.50
Risk free rate of interest	0.46%	0.79%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	55.87%	54.62%